Interest and Finance Costs, net (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments	$ (84)	$ 1,690	$ (1,419)	$ 2,050
Cash received from terminations	$ 0	$ 0	$ 3,685	$ 0
Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	5		5
Notional amount of floating-to-fixed interest rate swaps	$ 191,273		$ 191,273
Fixed interest rate	2.67%		2.67%
Floating rate basis			six-month LIBOR
Interest Rate Swaps | Minimum
Derivatives Fair Value [Line Items]
Maturity date			May 31, 2018
Interest Rate Swaps | Maximum
Derivatives Fair Value [Line Items]
Maturity date			Mar. 31, 2021
Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreement entered into			1	2
Bunker Call Option Premium			$ 118	$ 266
Designated As Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Fair value of hedging interest rate swaps	$ (4,110)		(4,110)		$ (1,030)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	$ 2,123		$ 2,123
Number of interest rate swaps terminated	4		4
Cash received from terminations			$ 3,685
Not Designated As Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps		1		1
Change in fair value of non-hedging financial instruments				$ 1,040
Not Designated As Hedging Instrument | Bunker Swaps
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into	9		9
Fair value of bunker swap agreement	$ 529		$ 529
Change in fair value of non-hedging financial instruments			529
Not Designated As Hedging Instrument | Bunker Swaps | VLCC Ulysses
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into					3
Fair value of bunker swap agreement	$ 1,396		1,396		$ 2,479
Change in fair value of non-hedging financial instruments			$ (1,083)
Not Designated As Hedging Instrument | Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreements held	6		6		12
Fair value of bunker call option agreements	$ 441		$ 441		$ 1,307
Change in fair value of non-hedging financial instruments			$ (866)	$ 1,010